Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key	0000088053
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000016574
Shareholder Report [Line Items]
Fund Name	DWS Latin America Equity Fund
Class Name	Class A
Trading Symbol	SLANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.39%	[1]
AssetsNet	$ 408,082,371
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,652,391
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	408,082,371
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	59
Total Net Advisory Fees Paid ($)	1,652,391

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Equity Securities	92%
Exchange-Traded Funds	1%
Cash and Other Assets and Liabilities, Net	7%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Materials	18%
Utilities	13%
Energy	12%
Industrials	7%
Real Estate	6%
Consumer Discretionary	5%
Consumer Staples	5%
Health Care	2%
Communication Services	1%
Information Technology	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Brazil	62%
Mexico	23%
Peru	4%
Chile	2%
Uruguay	1%
Argentina	1%
Colombia	0%
United States	0%

Ten Largest Equity Holdings

Table Summary
Holdings	46.8% of Net Assets
Petroleo Brasileiro SA - Petrobras (Brazil)	10.0%
Vale SA (Brazil)	5.8%
Grupo Mexico SAB de CV (Mexico)	5.2%
Banco Bradesco SA (Brazil)	5.0%
Axia Energia SA (Brazil)	4.4%
NU Holdings Ltd. (Brazil)	3.6%
Grupo Financiero Banorte SAB de CV (Mexico)	3.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.2%
Equatorial SA (Brazil)	3.2%
Cemex SAB de CV (Mexico)	3.0%

C000016577
Shareholder Report [Line Items]
Fund Name	DWS Latin America Equity Fund
Class Name	Class C
Trading Symbol	SLAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	2.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.14%	[2]
AssetsNet	$ 408,082,371
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,652,391
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	408,082,371
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	59
Total Net Advisory Fees Paid ($)	1,652,391

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Equity Securities	92%
Exchange-Traded Funds	1%
Cash and Other Assets and Liabilities, Net	7%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Materials	18%
Utilities	13%
Energy	12%
Industrials	7%
Real Estate	6%
Consumer Discretionary	5%
Consumer Staples	5%
Health Care	2%
Communication Services	1%
Information Technology	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Brazil	62%
Mexico	23%
Peru	4%
Chile	2%
Uruguay	1%
Argentina	1%
Colombia	0%
United States	0%

Ten Largest Equity Holdings

Table Summary
Holdings	46.8% of Net Assets
Petroleo Brasileiro SA - Petrobras (Brazil)	10.0%
Vale SA (Brazil)	5.8%
Grupo Mexico SAB de CV (Mexico)	5.2%
Banco Bradesco SA (Brazil)	5.0%
Axia Energia SA (Brazil)	4.4%
NU Holdings Ltd. (Brazil)	3.6%
Grupo Financiero Banorte SAB de CV (Mexico)	3.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.2%
Equatorial SA (Brazil)	3.2%
Cemex SAB de CV (Mexico)	3.0%

C000016579
Shareholder Report [Line Items]
Fund Name	DWS Latin America Equity Fund
Class Name	Class S
Trading Symbol	SLAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$63	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.14%	[3]
AssetsNet	$ 408,082,371
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,652,391
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	408,082,371
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	59
Total Net Advisory Fees Paid ($)	1,652,391

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Equity Securities	92%
Exchange-Traded Funds	1%
Cash and Other Assets and Liabilities, Net	7%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Materials	18%
Utilities	13%
Energy	12%
Industrials	7%
Real Estate	6%
Consumer Discretionary	5%
Consumer Staples	5%
Health Care	2%
Communication Services	1%
Information Technology	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Brazil	62%
Mexico	23%
Peru	4%
Chile	2%
Uruguay	1%
Argentina	1%
Colombia	0%
United States	0%

Ten Largest Equity Holdings

Table Summary
Holdings	46.8% of Net Assets
Petroleo Brasileiro SA - Petrobras (Brazil)	10.0%
Vale SA (Brazil)	5.8%
Grupo Mexico SAB de CV (Mexico)	5.2%
Banco Bradesco SA (Brazil)	5.0%
Axia Energia SA (Brazil)	4.4%
NU Holdings Ltd. (Brazil)	3.6%
Grupo Financiero Banorte SAB de CV (Mexico)	3.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.2%
Equatorial SA (Brazil)	3.2%
Cemex SAB de CV (Mexico)	3.0%

C000152125
Shareholder Report [Line Items]
Fund Name	DWS Latin America Equity Fund
Class Name	Institutional Class
Trading Symbol	SLARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Latin America Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.32%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.14%	[4]
AssetsNet	$ 408,082,371
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,652,391
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	408,082,371
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	59
Total Net Advisory Fees Paid ($)	1,652,391

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Equity Securities	92%
Exchange-Traded Funds	1%
Cash and Other Assets and Liabilities, Net	7%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Materials	18%
Utilities	13%
Energy	12%
Industrials	7%
Real Estate	6%
Consumer Discretionary	5%
Consumer Staples	5%
Health Care	2%
Communication Services	1%
Information Technology	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Brazil	62%
Mexico	23%
Peru	4%
Chile	2%
Uruguay	1%
Argentina	1%
Colombia	0%
United States	0%

Ten Largest Equity Holdings

Table Summary
Holdings	46.8% of Net Assets
Petroleo Brasileiro SA - Petrobras (Brazil)	10.0%
Vale SA (Brazil)	5.8%
Grupo Mexico SAB de CV (Mexico)	5.2%
Banco Bradesco SA (Brazil)	5.0%
Axia Energia SA (Brazil)	4.4%
NU Holdings Ltd. (Brazil)	3.6%
Grupo Financiero Banorte SAB de CV (Mexico)	3.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	3.2%
Equatorial SA (Brazil)	3.2%
Cemex SAB de CV (Mexico)	3.0%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.